Condensed Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 26, 2022	Mar. 31, 2021	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Dec. 31, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Sep. 28, 2019
Cash Flows from Operating Activities:
Net loss	$ (18,846)	$ (2,303,304)	$ (29,903,000)	$ (523,923)	$ (26,855,000)	$ (52,956,000)	$ (53,058,000)	$ (6,475,753)	$ (122,314,000)	$ (109,521,000)	$ (104,361,000)	$ (104,361,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from investments held in Trust Account		(26,603)		(1,069)				(16,430)
General and administrative expenses paid by related party under note payable				44,617				44,617
Depreciation and amortization						2,774,000	1,825,000		4,491,000	5,734,000		7,353,000
Foreign currency losses						(45,000)	21,000		53,000	33,000		121,000
Losses on sale of assets						4,098,000				51,000
Unit-based compensation						50,000	40,000		97,000	71,000		22,000
Deferred taxes, net										(47,000)
Changes in operating assets and liabilities:
Prepaid expenses	18,846	142,218		(1,422,818)				(853,135)
Due from related party				(84,054)
Due to related party		437,624		(16,726)				507,909
Accounts receivable						(25,606,000)	447,000		(1,619,000)	342,000		(1,128,000)
Inventories						(38,544)	(2,311,000)		(16,817,000)	(5,653,000)		10,370,000
Prepaid expenses and other current assets						(20,949,000)	4,479,000		3,736,000	21,000		1,068,000
Deferred expenses						480,000	(4,385,000)		132,683,000	31,797,000		7,937,000
Other long-term assets						(19,000)	(107,000)		2,313,000	(1,421,000)		(641,000)
Accounts payable		9,554		1,029		26,796,000	1,786,000	188,159	22,169,000	(4,812,000)		7,716,000
Accrued expenses		1,209,519		399,939		(8,764,000)	(9,094,000)	3,221,829	16,187,000	644,000		425,000
Deferred revenue						49,354,000	124,320,000		67,100,000	(39,123,000)		89,249,000
Other long-term liabilities						429,000	6,655,000		1,488,000	(2,423,000)		(946,000)
Net cash used in operating activities		(530,992)		(1,569,553)		(62,902,000)	70,618,000	(3,382,804)	109,567,000	(124,307,000)		17,185,000
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(320,000,000)				(320,000,000)
Purchases of property and equipment						(8,560,000)	(2,562,000)		(12,168,000)	(5,071,000)		(4,327,000)
Proceeds from sale of assets										12,000
Net cash used in investing activities				(320,000,000)		(8,560,000)	(2,562,000)	(320,000,000)	(12,168,000)	(5,059,000)		(4,327,000)
Cash Flows from Financing Activities:
Proceeds from working capital loan – related party		3,000,000
Repayment of note payable to related party				(413,562)				(413,562)
Proceeds received from initial public offering, gross				320,000,000				320,000,000
Proceeds received from private placement				10,400,000				10,400,000
Offering costs paid				(6,430,750)				(5,790,750)
Class B-1 Preferred Unit member contributions										100,000,000
Proceeds from issuance of Class A Common Units						173,796,000
Net cash provided by financing activities		3,000,000		323,555,688		173,796,000		324,195,688		100,000,000
Net increase (decrease) in cash and cash equivalents		2,469,008		1,986,135		102,410,000	68,058,000	812,884	98,370,000	(30,045,000)		12,809,000
Effect of exchange rate changes on cash and cash equivalents						76,000	2,000		971,000	(679,000)		(49,000)
Cash - beginning of the period		812,884				156,634,000	58,264,000		58,264,000	88,309,000		75,500,000
Cash - end of the period		3,281,892	$ 259,044,000	1,986,135	$ 126,322,000	259,044,000	126,322,000	812,884	156,634,000	58,264,000	$ 88,309,000	88,309,000
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	9,000			57,979				6,479
Offering costs included in accrued expenses	100,000	70,000		73,567				73,567
Offering costs paid by related party under note payable	17,550			322,595				322,595
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs included in due to related party								51,500
Reversal of offering costs included in accrued expenses in prior year				100,000				100,000
Prepaid expenses paid by related party through note payable				19,600				19,600
Outstanding accounts payable balance paid by related party under note payable				9,000				9,000
Deferred underwriting commissions		$ 11,200,000		11,200,000				$ 11,200,000
Underwriters' reimbursements in connection with the offering in accounts receivable				$ 640,000
Common Class B-1[Member]
Noncash Investing and Financing Items [Abstract]
Preferred Return						5,807,000	5,531,000		11,061,000	8,748,000		5,356,000
Common Class B [Member]
Noncash Investing and Financing Items [Abstract]
Preferred Return						$ 11,475,000	$ 10,929,000		$ 21,858,000	$ 20,817,000		$ 19,825,000